Deposits, Prepayments and Other Current Assets	6 Months Ended
Dec. 31, 2025
Deposits Prepayments And Other Current Assets Abstract
Deposits, Prepayments and Other Current Assets
8.	Deposits, Prepayments and Other Current Assets

	As of December 31,	As of June 30,
	2025	2025
	US$	US$
Disposal proceeds receivable	1,851,787	1,060,078
Client legal fund for company incorporation	23,472	-
Other current assets	300	156,511
Deposits, prepayments and other current assets	1,875,559	1,216,589